Derivative and Hedging Activities - Oil, Natural Gas and NGL Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gains (losses) on undesignated oil, natural gas and NGL derivatives	$ (34)
Revenues	10,030	$ 10,039	$ 8,705
Oil, Natural Gas and NGL Sales [Member]
Derivative [Line Items]
Losses on terminated cash flow hedges	(34)	(34)	(33)
Oil, Natural Gas and NGL [Member]
Derivative [Line Items]
Results of Operations, Revenue from Oil and Gas Producing Activities		5,189	4,574	$ 3,866
Revenues	5,155	4,985	3,288
Not designated as hedging instrument [Member] | Oil, Natural Gas and NGL Sales [Member] | Commodity contract [Member]
Derivative [Line Items]
Gains (losses) on undesignated oil, natural gas and NGL derivatives	$ 0	$ 445	$ (545)